Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	6 Months Ended
Jun. 30, 2020
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Net interest income and net gains (losses) on financial
assets/liabilities at fair value through profit or loss

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Net interest income[1]	3,101	3,673	6,362	7,028
Trading income[1,2]	1,030	106	792	890
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	143	189	64	319
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(466)	(124)	83	(322)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	708	171	939	887
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,808	3,844	7,301	7,916
Commercial Banking	280	276	538	545
Global Transaction Banking	524	370	1,012	772
Corporate Bank	804	646	1,550	1,317
FIC Sales & Trading	2,392	1,462	3,769	3,261
Remaining Products	42	(44)	100	(124)
Investment Bank	2,434	1,418	3,869	3,137
Private Bank	882	739	1,607	1,432
Asset Management	25	(1)	(160)	39
Capital Release Unit	(158)	126	36	392
Corporate & Other	(179)	916	398	1,598
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,808	3,844	7,301	7,916

[1]Prior period comparatives have been restated. € 42 million and € 95 million were reclassified from Net interest income to Trading Income for the three months and six months ended June 30, 2019, respectively.

[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

Net interest income for the three months ended June 30, 2020 and June 30, 2019 included € 16 million and € 23 million, respectively and for six months ended June 30, 2020 and June 30, 2019 included € 32 million and € 46 million, respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.